Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund
Entity Central Index Key	0001329377
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000029773 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dow Jones Select MicroCap Index Fund
Class Name	First Trust Dow Jones Select MicroCap Index Fund
Trading Symbol	FDM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Dow Jones Select MicroCap Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow Jones Select MicroCap Index Fund	$32	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 265,323,466
Holdings Count | Holding	150
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$265,323,466
Total number of portfolio holdings	150
Portfolio turnover rate	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Stoke Therapeutics, Inc.	2.3%
TETRA Technologies, Inc.	1.9%
NWPX Infrastructure, Inc.	1.8%
Dauch Corp.	1.6%
Douglas Dynamics, Inc.	1.6%
United Fire Group, Inc.	1.4%
Deluxe Corp.	1.4%
USA Today Co., Inc.	1.4%
Oil-Dri Corp. of America	1.3%
Universal Insurance Holdings, Inc.	1.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Stoke Therapeutics, Inc.	2.3%
TETRA Technologies, Inc.	1.9%
NWPX Infrastructure, Inc.	1.8%
Dauch Corp.	1.6%
Douglas Dynamics, Inc.	1.6%
United Fire Group, Inc.	1.4%
Deluxe Corp.	1.4%
USA Today Co., Inc.	1.4%
Oil-Dri Corp. of America	1.3%
Universal Insurance Holdings, Inc.	1.3%

C000030350 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Morningstar Dividend Leaders Index Fund
Class Name	First Trust Morningstar Dividend Leaders Index Fund
Trading Symbol	FDL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Morningstar Dividend Leaders Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Morningstar Dividend Leaders Index Fund	$22	0.42%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%	[2]
Net Assets	$ 7,285,797,702
Holdings Count | Holding	101
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$7,285,797,702
Total number of portfolio holdings	101
Portfolio turnover rate	39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Chevron Corp.	7.4%
Verizon Communications, Inc.	7.2%
Philip Morris International, Inc.	6.1%
Pfizer, Inc.	5.9%
PepsiCo, Inc.	4.8%
Altria Group, Inc.	4.6%
Bristol-Myers Squibb Co.	3.4%
United Parcel Service, Inc., Class B	3.2%
Comcast Corp., Class A	3.1%
Southern (The) Co.	2.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Chevron Corp.	7.4%
Verizon Communications, Inc.	7.2%
Philip Morris International, Inc.	6.1%
Pfizer, Inc.	5.9%
PepsiCo, Inc.	4.8%
Altria Group, Inc.	4.6%
Bristol-Myers Squibb Co.	3.4%
United Parcel Service, Inc., Class B	3.2%
Comcast Corp., Class A	3.1%
Southern (The) Co.	2.3%

C000030351 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust US Equity Opportunities ETF
Class Name	First Trust US Equity Opportunities ETF
Trading Symbol	FPX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust US Equity Opportunities ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FPX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust US Equity Opportunities ETF	$31(1)	0.56%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 31	[3]
Expense Ratio, Percent	0.56%	[3],[4]
Net Assets	$ 1,670,100,915
Holdings Count | Holding	102
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$1,670,100,915
Total number of portfolio holdings	102
Portfolio turnover rate	46%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
GE Vernova, Inc.	11.2%
Sandisk Corp.	10.4%
Seagate Technology Holdings PLC	6.3%
Eli Lilly & Co.	3.3%
Warner Bros. Discovery, Inc.	2.6%
Lumentum Holdings, Inc.	2.6%
Medline, Inc., Class A	2.5%
AppLovin Corp., Class A	2.3%
AST SpaceMobile, Inc.	2.1%
Space Exploration Technologies Corp., Class A	2.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
GE Vernova, Inc.	11.2%
Sandisk Corp.	10.4%
Seagate Technology Holdings PLC	6.3%
Eli Lilly & Co.	3.3%
Warner Bros. Discovery, Inc.	2.6%
Lumentum Holdings, Inc.	2.6%
Medline, Inc., Class A	2.5%
AppLovin Corp., Class A	2.3%
AST SpaceMobile, Inc.	2.1%
Space Exploration Technologies Corp., Class A	2.0%

C000030477 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq-100 Select Equal Weight ETF
Class Name	First Trust Nasdaq-100 Select Equal Weight ETF
Trading Symbol	QQEW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Nasdaq-100 Select Equal Weight ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QQEW. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QQEW
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq-100 Select Equal Weight ETF	$29	0.55%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[5]
Net Assets	$ 1,813,009,944
Holdings Count | Holding	53
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$1,813,009,944
Total number of portfolio holdings	53
Portfolio turnover rate	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
KLA Corp.	3.1%
Astera Labs, Inc.	2.8%
Lam Research Corp.	2.7%
Teradyne, Inc.	2.5%
Axon Enterprise, Inc.	2.5%
ASML Holding N.V.	2.4%
Palo Alto Networks, Inc.	2.4%
Western Digital Corp.	2.4%
Micron Technology, Inc.	2.3%
DoorDash, Inc., Class A	2.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
KLA Corp.	3.1%
Astera Labs, Inc.	2.8%
Lam Research Corp.	2.7%
Teradyne, Inc.	2.5%
Axon Enterprise, Inc.	2.5%
ASML Holding N.V.	2.4%
Palo Alto Networks, Inc.	2.4%
Western Digital Corp.	2.4%
Micron Technology, Inc.	2.3%
DoorDash, Inc., Class A	2.3%

C000030478 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NASDAQ-100-Technology Sector Index Fund
Class Name	First Trust NASDAQ-100-Technology Sector Index Fund
Trading Symbol	QTEC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust NASDAQ-100-Technology Sector Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QTEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QTEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ-100-Technology Sector Index Fund	$33	0.55%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.55%	[6]
Net Assets	$ 5,025,274,311
Holdings Count | Holding	49
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$5,025,274,311
Total number of portfolio holdings	49
Portfolio turnover rate	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Applied Materials, Inc.	3.4%
KLA Corp.	3.3%
Marvell Technology, Inc.	3.0%
Astera Labs, Inc.	2.9%
Lam Research Corp.	2.9%
Sandisk Corp.	2.8%
Teradyne, Inc.	2.7%
ASML Holding N.V.	2.6%
Intel Corp.	2.5%
Palo Alto Networks, Inc.	2.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Applied Materials, Inc.	3.4%
KLA Corp.	3.3%
Marvell Technology, Inc.	3.0%
Astera Labs, Inc.	2.9%
Lam Research Corp.	2.9%
Sandisk Corp.	2.8%
Teradyne, Inc.	2.7%
ASML Holding N.V.	2.6%
Intel Corp.	2.5%
Palo Alto Networks, Inc.	2.5%

C000033929 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NYSE® Arca® Biotechnology Index Fund
Class Name	First Trust NYSE® Arca® Biotechnology Index Fund
Trading Symbol	FBT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust NYSE® Arca® Biotechnology Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FBT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FBT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NYSE® Arca® Biotechnology Index Fund	$29	0.53%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.53%	[7]
Net Assets	$ 2,787,909,609
Holdings Count | Holding	32
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$2,787,909,609
Total number of portfolio holdings	32
Portfolio turnover rate	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Corcept Therapeutics, Inc.	5.6%
NeoGenomics, Inc.	5.1%
Veracyte, Inc.	5.1%
Bruker Corp.	4.3%
Alkermes PLC	4.2%
Illumina, Inc.	3.9%
Krystal Biotech, Inc.	3.9%
Natera, Inc.	3.8%
Axsome Therapeutics, Inc.	3.7%
Neurocrine Biosciences, Inc.	3.5%
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Corcept Therapeutics, Inc.	5.6%
NeoGenomics, Inc.	5.1%
Veracyte, Inc.	5.1%
Bruker Corp.	4.3%
Alkermes PLC	4.2%
Illumina, Inc.	3.9%
Krystal Biotech, Inc.	3.9%
Natera, Inc.	3.8%
Axsome Therapeutics, Inc.	3.7%
Neurocrine Biosciences, Inc.	3.5%

C000033930 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dow Jones Internet Index Fund
Class Name	First Trust Dow Jones Internet Index Fund
Trading Symbol	FDN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Dow Jones Internet Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow Jones Internet Index Fund	$25	0.50%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[8]
Net Assets	$ 4,975,951,522
Holdings Count | Holding	42
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$4,975,951,522
Total number of portfolio holdings	42
Portfolio turnover rate	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Amazon.com, Inc.	10.0%
Meta Platforms, Inc., Class A	9.8%
Cisco Systems, Inc.	8.5%
Alphabet, Inc., Class A	5.6%
Arista Networks, Inc.	5.0%
Booking Holdings, Inc.	5.0%
Oracle Corp.	4.6%
Alphabet, Inc., Class C	4.4%
Salesforce, Inc.	4.1%
Netflix, Inc.	3.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	10.0%
Meta Platforms, Inc., Class A	9.8%
Cisco Systems, Inc.	8.5%
Alphabet, Inc., Class A	5.6%
Arista Networks, Inc.	5.0%
Booking Holdings, Inc.	5.0%
Oracle Corp.	4.6%
Alphabet, Inc., Class C	4.4%
Salesforce, Inc.	4.1%
Netflix, Inc.	3.9%

C000034137 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Capital Strength® ETF
Class Name	First Trust Capital Strength® ETF
Trading Symbol	FTCS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Capital Strength® ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTCS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTCS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Capital Strength® ETF	$27	0.53%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[9]
Net Assets	$ 7,650,881,174
Holdings Count | Holding	52
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$7,650,881,174
Total number of portfolio holdings	52
Portfolio turnover rate	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Cisco Systems, Inc.	2.7%
Monster Beverage Corp.	2.5%
T. Rowe Price Group, Inc.	2.4%
Automatic Data Processing, Inc.	2.3%
Cincinnati Financial Corp.	2.2%
Agilent Technologies, Inc.	2.2%
Johnson & Johnson	2.2%
Union Pacific Corp.	2.2%
Visa, Inc., Class A	2.2%
Merck & Co., Inc.	2.2%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Cisco Systems, Inc.	2.7%
Monster Beverage Corp.	2.5%
T. Rowe Price Group, Inc.	2.4%
Automatic Data Processing, Inc.	2.3%
Cincinnati Financial Corp.	2.2%
Agilent Technologies, Inc.	2.2%
Johnson & Johnson	2.2%
Union Pacific Corp.	2.2%
Visa, Inc., Class A	2.2%
Merck & Co., Inc.	2.2%

C000035622 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NASDAQ-100 Ex-Technology Sector Index Fund
Class Name	First Trust NASDAQ-100 Ex-Technology Sector Index Fund
Trading Symbol	QQXT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust NASDAQ-100 Ex-Technology Sector Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QQXT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QQXT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	$30	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[10]
Net Assets	$ 151,284,602
Holdings Count | Holding	56
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$151,284,602
Total number of portfolio holdings	56
Portfolio turnover rate	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Axon Enterprise, Inc.	2.3%
Take-Two Interactive Software, Inc.	2.1%
Vertex Pharmaceuticals, Inc.	2.1%
Coca-Cola Europacific Partners PLC	2.1%
Monster Beverage Corp.	2.0%
Keurig Dr Pepper, Inc.	2.0%
PACCAR, Inc.	2.0%
Fastenal Co.	2.0%
American Electric Power Co., Inc.	2.0%
Amgen, Inc.	2.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Axon Enterprise, Inc.	2.3%
Take-Two Interactive Software, Inc.	2.1%
Vertex Pharmaceuticals, Inc.	2.1%
Coca-Cola Europacific Partners PLC	2.1%
Monster Beverage Corp.	2.0%
Keurig Dr Pepper, Inc.	2.0%
PACCAR, Inc.	2.0%
Fastenal Co.	2.0%
American Electric Power Co., Inc.	2.0%
Amgen, Inc.	2.0%

C000037851 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dividend StrengthTM ETF
Class Name	First Trust Dividend StrengthTM ETF
Trading Symbol	FTDS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Dividend StrengthTM ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTDS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTDS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dividend StrengthTM ETF	$36	0.70%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[11]
Net Assets	$ 36,791,849
Holdings Count | Holding	51
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$36,791,849
Total number of portfolio holdings	51
Portfolio turnover rate	56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Reliance, Inc.	2.3%
Targa Resources Corp.	2.3%
Commerce Bancshares, Inc.	2.3%
Fifth Third Bancorp	2.2%
Popular, Inc.	2.2%
Cincinnati Financial Corp.	2.2%
Zions Bancorp N.A.	2.2%
IDEX Corp.	2.2%
Allstate (The) Corp.	2.2%
East West Bancorp, Inc.	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Reliance, Inc.	2.3%
Targa Resources Corp.	2.3%
Commerce Bancshares, Inc.	2.3%
Fifth Third Bancorp	2.2%
Popular, Inc.	2.2%
Cincinnati Financial Corp.	2.2%
Zions Bancorp N.A.	2.2%
IDEX Corp.	2.2%
Allstate (The) Corp.	2.2%
East West Bancorp, Inc.	2.2%

C000037913 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Value Line® Dividend Index Fund
Class Name	First Trust Value Line® Dividend Index Fund
Trading Symbol	FVD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Value Line® Dividend Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FVD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FVD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Value Line® Dividend Index Fund	$32	0.63%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[12]
Net Assets	$ 8,026,578,089
Holdings Count | Holding	251
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$8,026,578,089
Total number of portfolio holdings	251
Portfolio turnover rate	26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Reynolds Consumer Products, Inc.	0.4%
RLI Corp.	0.4%
Sonoco Products Co.	0.4%
Jack Henry & Associates, Inc.	0.4%
International Business Machines Corp.	0.4%
Merck & Co., Inc.	0.4%
Brown & Brown, Inc.	0.4%
Labcorp Holdings, Inc.	0.4%
Comcast Corp., Class A	0.4%
Johnson & Johnson	0.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Reynolds Consumer Products, Inc.	0.4%
RLI Corp.	0.4%
Sonoco Products Co.	0.4%
Jack Henry & Associates, Inc.	0.4%
International Business Machines Corp.	0.4%
Merck & Co., Inc.	0.4%
Brown & Brown, Inc.	0.4%
Labcorp Holdings, Inc.	0.4%
Comcast Corp., Class A	0.4%
Johnson & Johnson	0.4%

C000041643 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NASDAQ® Clean Edge® Green Energy Index Fund
Class Name	First Trust NASDAQ® Clean Edge® Green Energy Index Fund
Trading Symbol	QCLN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust NASDAQ® Clean Edge® Green Energy Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCLN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QCLN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	$34	0.58%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.58%	[13]
Net Assets	$ 842,760,968
Holdings Count | Holding	54
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$842,760,968
Total number of portfolio holdings	54
Portfolio turnover rate	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Bloom Energy Corp., Class A	9.2%
Tesla, Inc.	8.4%
Monolithic Power Systems, Inc.	7.7%
ON Semiconductor Corp.	6.8%
First Solar, Inc.	6.7%
Rivian Automotive, Inc., Class A	4.6%
Advanced Energy Industries, Inc.	4.2%
Allegro MicroSystems, Inc.	3.8%
Vicor Corp.	3.8%
Acuity, Inc.	3.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bloom Energy Corp., Class A	9.2%
Tesla, Inc.	8.4%
Monolithic Power Systems, Inc.	7.7%
ON Semiconductor Corp.	6.8%
First Solar, Inc.	6.7%
Rivian Automotive, Inc., Class A	4.6%
Advanced Energy Industries, Inc.	4.2%
Allegro MicroSystems, Inc.	3.8%
Vicor Corp.	3.8%
Acuity, Inc.	3.4%

C000047557 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust S&P REIT Index Fund
Class Name	First Trust S&P REIT Index Fund
Trading Symbol	FRI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust S&P REIT Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FRI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FRI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P REIT Index Fund	$27	0.50%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%	[14]
Net Assets	$ 180,464,056
Holdings Count | Holding	129
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$180,464,056
Total number of portfolio holdings	129
Portfolio turnover rate	5%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Welltower, Inc.	11.8%
Prologis, Inc.	9.3%
Simon Property Group, Inc.	4.6%
Equinix, Inc.	4.4%
Digital Realty Trust, Inc.	4.4%
Realty Income Corp.	4.3%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	3.9%
Public Storage	3.7%
Ventas, Inc.	3.2%
Iron Mountain, Inc.	2.8%
REIT Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Welltower, Inc.	11.8%
Prologis, Inc.	9.3%
Simon Property Group, Inc.	4.6%
Equinix, Inc.	4.4%
Digital Realty Trust, Inc.	4.4%
Realty Income Corp.	4.3%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	3.9%
Public Storage	3.7%
Ventas, Inc.	3.2%
Iron Mountain, Inc.	2.8%

C000047627 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Natural Gas ETF
Class Name	First Trust Natural Gas ETF
Trading Symbol	FCG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Natural Gas ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FCG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Natural Gas ETF	$30	0.57%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%	[15]
Net Assets	$ 589,664,417
Holdings Count | Holding	44
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$589,664,417
Total number of portfolio holdings	44
Portfolio turnover rate	17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Western Midstream Partners, L.P.	4.9%
Hess Midstream, L.P., Class A	4.8%
EOG Resources, Inc.	4.5%
ConocoPhillips	4.3%
Diamondback Energy, Inc.	4.0%
EQT Corp.	4.0%
Devon Energy Corp.	4.0%
Expand Energy Corp.	4.0%
Occidental Petroleum Corp.	3.9%
Permian Resources Corp., Class A	3.8%
Sub-Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Western Midstream Partners, L.P.	4.9%
Hess Midstream, L.P., Class A	4.8%
EOG Resources, Inc.	4.5%
ConocoPhillips	4.3%
Diamondback Energy, Inc.	4.0%
EQT Corp.	4.0%
Devon Energy Corp.	4.0%
Expand Energy Corp.	4.0%
Occidental Petroleum Corp.	3.9%
Permian Resources Corp., Class A	3.8%

C000047628 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Water ETF
Class Name	First Trust Water ETF
Trading Symbol	FIW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Water ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FIW. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FIW
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Water ETF	$25	0.51%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%	[16]
Net Assets	$ 1,856,126,845
Holdings Count | Holding	38
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$1,856,126,845
Total number of portfolio holdings	38
Portfolio turnover rate	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Waters Corp.	4.9%
Agilent Technologies, Inc.	4.5%
Masco Corp.	4.1%
Roper Technologies, Inc.	4.0%
American Water Works Co., Inc.	4.0%
IDEX Corp.	3.9%
Xylem, Inc.	3.8%
Mueller Industries, Inc.	3.8%
Veralto Corp.	3.8%
Ferguson Enterprises, Inc.	3.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Waters Corp.	4.9%
Agilent Technologies, Inc.	4.5%
Masco Corp.	4.1%
Roper Technologies, Inc.	4.0%
American Water Works Co., Inc.	4.0%
IDEX Corp.	3.9%
Xylem, Inc.	3.8%
Mueller Industries, Inc.	3.8%
Veralto Corp.	3.8%
Ferguson Enterprises, Inc.	3.8%

C000078718 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NASDAQ® ABA Community Bank Index Fund
Class Name	First Trust NASDAQ® ABA Community Bank Index Fund
Trading Symbol	QABA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust NASDAQ® ABA Community Bank Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QABA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QABA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ® ABA Community Bank Index Fund	$33	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.60%	[17]
Net Assets	$ 87,498,821
Holdings Count | Holding	162
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$87,498,821
Total number of portfolio holdings	162
Portfolio turnover rate	9%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Wintrust Financial Corp.	4.4%
Commerce Bancshares, Inc.	3.4%
Central BanCo, Inc.	2.9%
United Bankshares, Inc.	2.5%
Hancock Whitney Corp.	2.4%
Bank OZK	2.3%
Eastern Bankshares, Inc.	2.1%
TFS Financial Corp.	2.0%
First Financial Bankshares, Inc.	2.0%
International Bancshares Corp.	1.9%
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Wintrust Financial Corp.	4.4%
Commerce Bancshares, Inc.	3.4%
Central BanCo, Inc.	2.9%
United Bankshares, Inc.	2.5%
Hancock Whitney Corp.	2.4%
Bank OZK	2.3%
Eastern Bankshares, Inc.	2.1%
TFS Financial Corp.	2.0%
First Financial Bankshares, Inc.	2.0%
International Bancshares Corp.	1.9%

C000191287 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dow 30 Equal Weight ETF
Class Name	First Trust Dow 30 Equal Weight ETF
Trading Symbol	EDOW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Dow 30 Equal Weight ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EDOW. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/EDOW
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow 30 Equal Weight ETF	$26	0.50%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[18]
Net Assets	$ 306,581,754
Holdings Count | Holding	31
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$306,581,754
Total number of portfolio holdings	31
Portfolio turnover rate	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Caterpillar, Inc.	4.0%
Sherwin-Williams (The) Co.	3.7%
Home Depot (The), Inc.	3.6%
Travelers (The) Cos., Inc.	3.5%
American Express Co.	3.5%
Merck & Co., Inc.	3.5%
Amgen, Inc.	3.5%
Honeywell International, Inc.	3.5%
Johnson & Johnson	3.5%
Visa, Inc., Class A	3.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Caterpillar, Inc.	4.0%
Sherwin-Williams (The) Co.	3.7%
Home Depot (The), Inc.	3.6%
Travelers (The) Cos., Inc.	3.5%
American Express Co.	3.5%
Merck & Co., Inc.	3.5%
Amgen, Inc.	3.5%
Honeywell International, Inc.	3.5%
Johnson & Johnson	3.5%
Visa, Inc., Class A	3.5%

C000201408 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Lunt U.S. Factor Rotation ETF
Class Name	First Trust Lunt U.S. Factor Rotation ETF
Trading Symbol	FCTR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Lunt U.S. Factor Rotation ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCTR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FCTR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Lunt U.S. Factor Rotation ETF	$35	0.65%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%	[19]
Net Assets	$ 57,180,403
Holdings Count | Holding	166
Investment Company Portfolio Turnover	181.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$57,180,403
Total number of portfolio holdings	166
Portfolio turnover rate	181%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Centene Corp.	3.2%
Humana, Inc.	2.2%
Axon Enterprise, Inc.	2.1%
Bloom Energy Corp., Class A	1.8%
Super Micro Computer, Inc.	1.8%
Credo Technology Group Holding Ltd.	1.5%
Intel Corp.	1.5%
Fair Isaac Corp.	1.4%
Flutter Entertainment PLC	1.3%
Marvell Technology, Inc.	1.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Centene Corp.	3.2%
Humana, Inc.	2.2%
Axon Enterprise, Inc.	2.1%
Bloom Energy Corp., Class A	1.8%
Super Micro Computer, Inc.	1.8%
Credo Technology Group Holding Ltd.	1.5%
Intel Corp.	1.5%
Fair Isaac Corp.	1.4%
Flutter Entertainment PLC	1.3%
Marvell Technology, Inc.	1.3%

C000222996 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Gold Strategy Target Income ETF®
Class Name	FT Vest Gold Strategy Target Income ETF®
Trading Symbol	IGLD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Gold Strategy Target Income ETF® (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/IGLD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/IGLD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Gold Strategy Target Income ETF®	$73	1.52%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.52%	[20],[21]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 513,367,543
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$513,367,543
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	152.1%
Money Market Funds	0.6%
Purchased Options	0.2%
Written Options	(54.9%)
Net Other Assets and Liabilities	2.0%
Total	100.0%

C000222997 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Gold Strategy Quarterly Buffer ETF
Class Name	FT Vest Gold Strategy Quarterly Buffer ETF
Trading Symbol	BGLD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Gold Strategy Quarterly Buffer ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BGLD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BGLD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Gold Strategy Quarterly Buffer ETF	$44(1)	0.90%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 44	[22]
Expense Ratio, Percent	0.90%	[22],[23]
Net Assets	$ 48,044,508
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$48,044,508
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	100.1%
Money Market Funds	0.7%
Purchased Options	1.4%
Written Options	(2.2%)
Net Other Assets and Liabilities	0.0%
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000238091 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Indxx Aerospace & Defense ETF
Class Name	First Trust Indxx Aerospace & Defense ETF
Trading Symbol	MISL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Indxx Aerospace & Defense ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MISL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MISL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Aerospace & Defense ETF	$31	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[24]
Net Assets	$ 797,291,040
Holdings Count | Holding	40
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$797,291,040
Total number of portfolio holdings	40
Portfolio turnover rate	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
General Electric Co.	8.9%
Space Exploration Technologies Corp., Class A	7.8%
Boeing (The) Co.	7.3%
RTX Corp.	6.9%
Palantir Technologies, Inc., Class A	6.7%
Lockheed Martin Corp.	6.1%
Rocket Lab Corp.	5.5%
HEICO Corp.	4.4%
TransDigm Group, Inc.	4.1%
Howmet Aerospace, Inc.	3.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
General Electric Co.	8.9%
Space Exploration Technologies Corp., Class A	7.8%
Boeing (The) Co.	7.3%
RTX Corp.	6.9%
Palantir Technologies, Inc., Class A	6.7%
Lockheed Martin Corp.	6.1%
Rocket Lab Corp.	5.5%
HEICO Corp.	4.4%
TransDigm Group, Inc.	4.1%
Howmet Aerospace, Inc.	3.9%

C000238354 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Growth StrengthTM ETF
Class Name	First Trust Growth StrengthTM ETF
Trading Symbol	FTGS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Growth StrengthTM ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTGS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTGS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Growth StrengthTM ETF	$30	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[25]
Net Assets	$ 1,250,861,509
Holdings Count | Holding	51
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$1,250,861,509
Total number of portfolio holdings	51
Portfolio turnover rate	49%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Palo Alto Networks, Inc.	4.0%
Fortinet, Inc.	3.7%
Eli Lilly & Co.	2.6%
Neurocrine Biosciences, Inc.	2.5%
Monster Beverage Corp.	2.5%
Cadence Design Systems, Inc.	2.4%
Amphenol Corp., Class A	2.3%
Incyte Corp.	2.3%
Cummins, Inc.	2.3%
Cincinnati Financial Corp.	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Palo Alto Networks, Inc.	4.0%
Fortinet, Inc.	3.7%
Eli Lilly & Co.	2.6%
Neurocrine Biosciences, Inc.	2.5%
Monster Beverage Corp.	2.5%
Cadence Design Systems, Inc.	2.4%
Amphenol Corp., Class A	2.3%
Incyte Corp.	2.3%
Cummins, Inc.	2.3%
Cincinnati Financial Corp.	2.2%

C000241319 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Bloomberg Inflation Sensitive Equity ETF
Class Name	First Trust Bloomberg Inflation Sensitive Equity ETF
Trading Symbol	FTIF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Bloomberg Inflation Sensitive Equity ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTIF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTIF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg Inflation Sensitive Equity ETF	$33	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.60%	[26]
Net Assets	$ 5,420,843
Holdings Count | Holding	50
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$5,420,843
Total number of portfolio holdings	50
Portfolio turnover rate	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Devon Energy Corp.	3.7%
Element Solutions, Inc.	3.2%
Caterpillar, Inc.	3.1%
Keysight Technologies, Inc.	2.9%
Valero Energy Corp.	2.7%
CF Industries Holdings, Inc.	2.4%
Cummins, Inc.	2.3%
Ovintiv, Inc.	2.3%
Eaton Corp. PLC	2.3%
Host Hotels & Resorts, Inc.	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Devon Energy Corp.	3.7%
Element Solutions, Inc.	3.2%
Caterpillar, Inc.	3.1%
Keysight Technologies, Inc.	2.9%
Valero Energy Corp.	2.7%
CF Industries Holdings, Inc.	2.4%
Cummins, Inc.	2.3%
Ovintiv, Inc.	2.3%
Eaton Corp. PLC	2.3%
Host Hotels & Resorts, Inc.	2.2%

C000244355 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust S&P 500 Diversified Free Cash Flow ETF
Class Name	First Trust S&P 500 Diversified Free Cash Flow ETF
Trading Symbol	FCFY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust S&P 500 Diversified Free Cash Flow ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCFY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FCFY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P 500 Diversified Free Cash Flow ETF	$30	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[27]
Net Assets	$ 1,349,204
Holdings Count | Holding	101
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$1,349,204
Total number of portfolio holdings	101
Portfolio turnover rate	43%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Centene Corp.	4.1%
Skyworks Solutions, Inc.	3.8%
QUALCOMM, Inc.	3.1%
HP, Inc.	3.1%
NetApp, Inc.	3.0%
Comcast Corp., Class A	2.7%
GoDaddy, Inc., Class A	2.7%
Omnicom Group, Inc.	2.5%
Gen Digital, Inc.	2.3%
Trade Desk (The), Inc., Class A	2.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Centene Corp.	4.1%
Skyworks Solutions, Inc.	3.8%
QUALCOMM, Inc.	3.1%
HP, Inc.	3.1%
NetApp, Inc.	3.0%
Comcast Corp., Class A	2.7%
GoDaddy, Inc., Class A	2.7%
Omnicom Group, Inc.	2.5%
Gen Digital, Inc.	2.3%
Trade Desk (The), Inc., Class A	2.1%

C000252251 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust WCM Developing World Equity ETF
Class Name	First Trust WCM Developing World Equity ETF
Trading Symbol	WCME
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust WCM Developing World Equity ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/WCME. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/WCME
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust WCM Developing World Equity ETF	$50	0.95%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[28]
Net Assets	$ 36,357,458
Holdings Count | Holding	36
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$36,357,458
Total number of portfolio holdings	36
Portfolio turnover rate	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	13.6%
SK hynix, Inc.	6.5%
SK Square Co., Ltd.	6.5%
Samsung Electronics Co., Ltd.	4.9%
Teva Pharmaceutical Industries Ltd., ADR	3.8%
Embraer S.A., ADR	3.2%
ACM Research, Inc., Class A	3.1%
Glencore PLC	3.0%
Hyundai Rotem Co., Ltd.	2.8%
Cemex S.A.B. de C.V., ADR	2.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	13.6%
SK hynix, Inc.	6.5%
SK Square Co., Ltd.	6.5%
Samsung Electronics Co., Ltd.	4.9%
Teva Pharmaceutical Industries Ltd., ADR	3.8%
Embraer S.A., ADR	3.2%
ACM Research, Inc., Class A	3.1%
Glencore PLC	3.0%
Hyundai Rotem Co., Ltd.	2.8%
Cemex S.A.B. de C.V., ADR	2.8%

C000252253 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust WCM International Equity ETF
Class Name	First Trust WCM International Equity ETF
Trading Symbol	WCMI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust WCM International Equity ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/WCMI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/WCMI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust WCM International Equity ETF	$45	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%	[29]
Net Assets	$ 1,642,618,456
Holdings Count | Holding	43
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$1,642,618,456
Total number of portfolio holdings	43
Portfolio turnover rate	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	7.6%
Rolls-Royce Holdings PLC	6.8%
Kioxia Holdings Corp.	6.8%
Nebius Group N.V.	4.9%
Babcock International Group PLC	3.5%
Siemens Energy AG	3.5%
Teva Pharmaceutical Industries Ltd., ADR	3.3%
Lottomatica Group S.p.A.	3.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	3.0%
Constellation Software, Inc.	2.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	7.6%
Rolls-Royce Holdings PLC	6.8%
Kioxia Holdings Corp.	6.8%
Nebius Group N.V.	4.9%
Babcock International Group PLC	3.5%
Siemens Energy AG	3.5%
Teva Pharmaceutical Industries Ltd., ADR	3.3%
Lottomatica Group S.p.A.	3.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	3.0%
Constellation Software, Inc.	2.8%

C000257115 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Bitcoin Strategy Floor15 ETF - April
Class Name	FT Vest Bitcoin Strategy Floor15 ETF - April
Trading Symbol	BFAP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Bitcoin Strategy Floor15 ETF - April (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BFAP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BFAP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Bitcoin Strategy Floor15 ETF - April	$39	0.90%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.90%	[30]
Net Assets	$ 2,068,289
Holdings Count | Holding	9
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$2,068,289
Total number of portfolio holdings	9
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.8%
Purchased Options	1,314.1%
Written Options	(1,215.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000257572 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Bitcoin Strategy & Target Income ETF
Class Name	FT Vest Bitcoin Strategy & Target Income ETF
Trading Symbol	DFII
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Bitcoin Strategy & Target Income ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DFII. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DFII
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Bitcoin Strategy & Target Income ETF	$35	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.85%	[31]
Net Assets	$ 16,052,645
Holdings Count | Holding	8
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$16,052,645
Total number of portfolio holdings	8
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	1,724.0%
Written Options	(1,627.4%)
Net Other Assets and Liabilities	2.6%
Total	100.0%

C000261438 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Bitcoin Strategy Floor15 ETF - July
Class Name	FT Vest Bitcoin Strategy Floor15 ETF - July
Trading Symbol	BFJL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Bitcoin Strategy Floor15 ETF - July (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BFJL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BFJL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Bitcoin Strategy Floor15 ETF - July	$43	0.90%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.90%	[32]
Net Assets	$ 3,340,851
Holdings Count | Holding	9
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$3,340,851
Total number of portfolio holdings	9
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	2.1%
Purchased Options	1,311.2%
Written Options	(1,213.0%)
Net Other Assets and Liabilities	(0.3%)
Total	100.0%

C000261458 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Laddered Autocallable Barrier & Income ETF
Class Name	FT Vest Laddered Autocallable Barrier & Income ETF
Trading Symbol	ACYN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Laddered Autocallable Barrier & Income ETF (the “Fund”) for the period of February 24, 2026 (commencement of investment operations) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ACYN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/ACYN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Autocallable Barrier & Income ETF	$27(1)	0.75%(2)
(1)	The Fund commenced investment operations on February 24, 2026. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 27	[33]
Expense Ratio, Percent	0.75%	[34]
Net Assets	$ 959,249,625
Holdings Count | Holding	7
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$959,249,625
Total number of portfolio holdings	7
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Fund Allocation
U.S. Treasury Bills	67.0%
Money Market Funds	29.3%
Net Other Assets and Liabilities(1)	3.7%
Total	100.0%
(1) Includes unrealized appreciation (depreciation) on swap contracts.

C000264342 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Bitcoin Strategy Floor15 ETF - October
Class Name	FT Vest Bitcoin Strategy Floor15 ETF - October
Trading Symbol	BFOC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Bitcoin Strategy Floor15 ETF - October (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BFOC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BFOC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Bitcoin Strategy Floor15 ETF - October	$43	0.90%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.90%	[35]
Net Assets	$ 7,620,009
Holdings Count | Holding	9
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$7,620,009
Total number of portfolio holdings	9
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.6%
Purchased Options	1,566.2%
Written Options	(1,467.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000267482 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Bitcoin Strategy Floor15 ETF - January
Class Name	FT Vest Bitcoin Strategy Floor15 ETF - January
Trading Symbol	BFJA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Bitcoin Strategy Floor15 ETF - January (the “Fund”) for the period of January 9, 2026 (commencement of investment operations) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BFJA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BFJA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Bitcoin Strategy Floor15 ETF - January	$39(1)	0.90%(2)
(1)	The Fund commenced investment operations on January 9, 2026. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 39	[36]
Expense Ratio, Percent	0.90%	[37]
Net Assets	$ 852,153
Holdings Count | Holding	9
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$852,153
Total number of portfolio holdings	9
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	2.9%
Purchased Options	1,529.4%
Written Options	(1,432.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000271152 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Autocallable Barrier & High Income ETF
Class Name	FT Vest Autocallable Barrier & High Income ETF
Trading Symbol	ACYQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Autocallable Barrier & High Income ETF (the “Fund”) for the period of June 23, 2026 (commencement of investment operations) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ACYQ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/ACYQ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Autocallable Barrier & High Income ETF	$2(1)	0.75%(2)
(1)	The Fund commenced investment operations on June 23, 2026. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 2	[38]
Expense Ratio, Percent	0.75%	[39]
Net Assets	$ 7,073,309
Holdings Count | Holding	7
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$7,073,309
Total number of portfolio holdings	7
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Fund Allocation
U.S. Treasury Bills	91.4%
Money Market Funds	7.5%
Net Other Assets and Liabilities(1)	1.1%
Total	100.0%
(1) Includes unrealized appreciation (depreciation) on swap contracts.

C000271975 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Laddered Autocallable Barrier & Resilient Income ETF
Class Name	FT Vest Laddered Autocallable Barrier & Resilient Income ETF
Trading Symbol	ACYS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Laddered Autocallable Barrier & Resilient Income ETF (the “Fund”) for the period of April 22, 2026 (commencement of investment operations) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ACYS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/ACYS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Autocallable Barrier & Resilient Income ETF	$15(1)	0.75%(2)
(1)	The Fund commenced investment operations on April 22, 2026. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 15	[40]
Expense Ratio, Percent	0.75%	[41]
Net Assets	$ 164,075,508
Holdings Count | Holding	7
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$164,075,508
Total number of portfolio holdings	7
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Fund Allocation
U.S. Treasury Bills	72.6%
Money Market Funds	22.1%
Net Other Assets and Liabilities(1)	5.3%
Total	100.0%
(1) Includes unrealized appreciation (depreciation) on swap contracts.

C000273176 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust WCM Global Equity ETF
Class Name	First Trust WCM Global Equity ETF
Trading Symbol	WCMG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust WCM Global Equity ETF (the “Fund”) for the period of April 21, 2026 (commencement of investment operations) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/WCMG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/WCMG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust WCM Global Equity ETF	$17(1)	0.85%(2)
(1)	The Fund commenced investment operations on April 21, 2026. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 17	[42]
Expense Ratio, Percent	0.85%	[43]
Net Assets	$ 1,082,204
Holdings Count | Holding	46
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$1,082,204
Total number of portfolio holdings	46
Portfolio turnover rate	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Nebius Group N.V.	6.6%
Rolls-Royce Holdings PLC	5.2%
Alphabet, Inc., Class A	5.2%
Kioxia Holdings Corp.	4.3%
Brookdale Senior Living, Inc.	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.3%
Tapestry, Inc.	3.2%
Interactive Brokers Group, Inc., Class A	3.1%
Western Digital Corp.	3.0%
Siemens Energy AG	2.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Nebius Group N.V.	6.6%
Rolls-Royce Holdings PLC	5.2%
Alphabet, Inc., Class A	5.2%
Kioxia Holdings Corp.	4.3%
Brookdale Senior Living, Inc.	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.3%
Tapestry, Inc.	3.2%
Interactive Brokers Group, Inc., Class A	3.1%
Western Digital Corp.	3.0%
Siemens Energy AG	2.7%

[1]	Annualized.
[2]	Annualized.
[3]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.
[21]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[22]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[23]	Annualized.
[24]	Annualized.
[25]	Annualized.
[26]	Annualized.
[27]	Annualized.
[28]	Annualized.
[29]	Annualized.
[30]	Annualized.
[31]	Annualized.
[32]	Annualized.
[33]	The Fund commenced investment operations on February 24, 2026. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[34]	Annualized.
[35]	Annualized.
[36]	The Fund commenced investment operations on January 9, 2026. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[37]	Annualized.
[38]	The Fund commenced investment operations on June 23, 2026. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[39]	Annualized.
[40]	The Fund commenced investment operations on April 22, 2026. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[41]	Annualized.
[42]	The Fund commenced investment operations on April 21, 2026. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[43]	Annualized.